Property and equipment, net - Summary of Movements in Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Property, Plant and Equipment [Roll Forward]
Balance, beginning of year	$ 17,285	$ 22,462
Additions	4,288	2,368
Acquisitions	769	0
Depreciation	(7,018)	(6,917)	$ (7,981)
Foreign currency translation adjustment	208	(628)
Balance, end of year	$ 15,532	$ 17,285	$ 22,462